Income Taxes (FASB ASC 740 Income Taxes) (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
BELGIUM
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards	$ 3,600,000
NEW JERSEY
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards	14,156,000
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	38,600	$ 1,313,000
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards	166,300,000
Net operating loss carryforwards with no expiration date	103,300,000
New Jersey Division of Taxation [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards	28,800,000
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards	$ 82,500,000